Cover	Dec. 22, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 22, 2025
Entity File Number	000-53612
Entity Registrant Name	ZICIX CORPORATION
Entity Central Index Key	0001465311
Entity Tax Identification Number	74-2036525
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1901
Entity Address, Address Line Two	The World Trade Centre
Entity Address, Address Line Three	280 Gloucester Road
Entity Address, City or Town	Causeway Bay
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	91010998
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	ZICX
Entity Emerging Growth Company	false